Schedule of investments
Delaware Tax-Free USA Fund	May 31, 2021 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 99.46%
Corporate Revenue Bonds — 15.22%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project) Series A 144A 7.75% 7/1/50 #	8,380,000	$9,370,432
Buckeye, Ohio Tobacco Settlement Financing Authority
(Senior)
Series A-2 3.00% 6/1/48	13,000,000	13,661,050
Series A-2 4.00% 6/1/48	5,550,000	6,425,068
California Pollution Control Financing Authority Revenue
(Calplant I Project) 144A 8.00% 7/1/39 (AMT) #, ‡	375,000	243,750
Central Plains, Nebraska Energy Project
(Project No. 3)
Series A 5.00% 9/1/31	2,810,000	3,703,074
Series A 5.00% 9/1/35	2,160,000	3,026,873
Commonwealth of Pennsylvania Financing Authority
(Tobacco Master Settlement Payment) 5.00% 6/1/34	100,000	122,769
Erie, New York Tobacco Asset Securitization
(Capital Appreciation-Asset-Backed) Series A 144A 1.495% 6/1/60 #, ^	82,695,000	4,173,617
Florida Development Finance Surface Transportation Facilities Revenue
(Brightline Passenger Rail Project) Series B 144A 7.375% 1/1/49 (AMT) #	9,270,000	10,064,717
(Virgin Trains USA Passenger Rail Project) Series A 144A 6.50% 1/1/49 (AMT) #, •	3,345,000	3,399,557
George L Smith II Georgia Congress Center Authority
(Convention Center Hotel First Tier) Series A 4.00% 1/1/54	3,000,000	3,503,100
Hoover, Alabama Industrial Development Board
(United States Steel Corporation Project) 5.75% 10/1/49 (AMT)	5,000,000	6,031,200
Indiana Finance Authority Exempt Facility Revenue
(Polyflow Indiana Project - Green Bond) 144A 7.00% 3/1/39 (AMT) #	3,030,000	2,880,227
Inland, California Empire Tobacco Securitization
(Capital Appreciation-Turbo-Asset-Backed)
Series E 144A 0.944% 6/1/57 #, ^	151,190,000	10,223,468
Series F 144A 1.335% 6/1/57 #, ^	257,430,000	14,029,935
NQ-011 [5/21] 7/21 (1710449)    1

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Jefferson County, Texas Industrial Development Revenue
(TRP Crude Marketing LLC Project) 144A 7.75% 4/1/39 #	450,000	$464,818
Liberty New York Development Corporation Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	175,000	252,114
Lower Alabama Gas District
Series A 5.00% 9/1/34	4,500,000	6,146,550
Series A 5.00% 9/1/46	2,975,000	4,530,211
Michigan Finance Authority Revenue
Series B-1 5.00% 6/1/49	1,500,000	1,818,090
Minneapolis, Minnesota
Series A 6.25% 12/1/30	300,000	308,916
Monroe County, Michigan Economic Development Revenue
(The Detroit Edison Company Project) Series AA 6.95% 9/1/22 (NATL)	500,000	541,790
M-S-R Energy Authority, California Gas Revenue
Series A 6.125% 11/1/29	1,870,000	2,383,839
Series B 6.50% 11/1/39	5,250,000	8,655,307
Series C 6.50% 11/1/39	2,500,000	4,121,575
New York Transportation Development Corporation Special Facilities Revenue
(Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project)
5.00% 1/1/34 (AMT)	3,000,000	3,639,750
Series 2018 4.00% 1/1/36 (AMT)	910,000	1,038,046
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	6,220,000	9,709,918
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	1,750,000	2,466,940
Shoals, Indiana
(National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	2,065,000	2,245,667
South Carolina Jobs - Economic Development Authority Educational Facilities Revenue
(AC East LLC Project - Green Bonds) Series A 144A 7.00% 5/1/39 (AMT) #	600,000	577,482
2    NQ-011 [5/21] 7/21 (1710449)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
South Dakota, Educational Enhancement Funding Corporation
(Tobacco Settlement) Series B 5.00% 6/1/26	100,000	$107,859
Southern Ohio Port Authority
(Purecycle Project) Series A 144A 7.00% 12/1/42 (AMT) #	1,000,000	1,132,750
St. John Baptist Parish, Louisiana
(Marathon Oil Corporation Project) Series B-2 2.375% 6/1/37 •	5,000,000	5,253,300
Tobacco Securitization Authority of Southern California
(Capital Appreciation-2nd Subordinate Lien) Series C 0.546% 6/1/46 ^	16,970,000	3,514,487
(Capital Appreciation-3rd Subordinate Lien) Capital Appreciation Third Subordinate Series D 0.301% 6/1/46 ^	2,795,000	488,734
Valparaiso, Indiana
(Pratt Paper, LLC Project) 7.00% 1/1/44 (AMT)	1,895,000	2,130,056
Virginia Tobacco Settlement Financing
(Capital Appreciation)
Series C 2.298% 6/1/47 ^	24,215,000	5,660,256
Series D 2.493% 6/1/47 ^	29,060,000	6,623,065
		164,670,357
Education Revenue Bonds — 7.74%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project) 144A 6.00% 7/1/47 #	150,000	182,367
(GreatHearts Arizona Projects)
Series A 2.25% 7/1/46	1,500,000	1,415,358
Series A 2.375% 7/1/52	1,500,000	1,423,189
Auburn University, Alabama General Fee Revenue
Series A 5.00% 6/1/33	1,720,000	2,164,861
Bibb County, Georgia Development Authority Revenue
(Macon State College Student Housing Project) Series A 5.75% 7/1/40 (AGM)	2,500,000	2,510,400
California Educational Facilities Authority Revenue
(Loma Linda University) Series A 5.00% 4/1/47	1,000,000	1,182,630
NQ-011 [5/21] 7/21 (1710449)    3

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Educational Facilities Authority Revenue
(Stanford University)
Series T-1 5.00% 3/15/39	8,000,000	$11,741,680
Series V-1 5.00% 5/1/49	8,275,000	13,095,187
Series V-2 2.25% 4/1/51	2,375,000	2,382,458
California School Finance Authority
(Aspire Public Schools) Series A 144A 5.00% 8/1/50 #	1,770,000	2,115,380
Charleston Educational Excellence Financing
(Charleston County School District, South Carolina Project) Series B 5.00% 12/1/25	400,000	446,496
District of Columbia Revenue
5.00% 6/1/40	1,500,000	1,779,045
5.00% 6/1/50	1,000,000	1,169,200
(KIPP DC Issue)
4.00% 7/1/44	500,000	560,330
4.00% 7/1/49	1,375,000	1,533,565
Houston, Texas Higher Education Finance Corporation University Revenue
(Houston Bapist University Project)
3.375% 10/1/37	500,000	500,165
4.00% 10/1/51	1,200,000	1,325,208
Idaho Housing & Finance Association
(Anser of Idaho, Inc. Project) Series A 2.25% 5/1/51	2,165,000	2,053,611
(Sage International School of Boise Project)
Series A 4.00% 5/1/50	1,500,000	1,734,135
Series A 4.00% 5/1/55	1,000,000	1,151,500
Illinois Finance Authority Revenue
(Chicago International Charter School Project) 5.00% 12/1/47	160,000	179,218
(University of Illinois at Chicago Project)
Series A 5.00% 2/15/47	2,000,000	2,244,000
Series A 5.00% 2/15/50	540,000	604,902
Massachusetts Development Finance Agency Revenue
(Emerson College) 5.00% 1/1/38	500,000	605,035
(Suffolk University Issue) 4.00% 7/1/46	1,000,000	1,182,120
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Massachusetts Educational Financing Authority Revenue
Series I 6.00% 1/1/28	60,000	$60,737
New Jersey Economic Development Authority
(Provident Group - Montclair State University) 5.00% 6/1/42 (AGM)	1,250,000	1,503,850
Northern Illinois University
(Auxiliary Facilities System Revenue)
4.00% 10/1/34 (BAM)	500,000	594,325
4.00% 10/1/35 (BAM)	500,000	593,480
4.00% 10/1/36 (BAM)	550,000	651,326
4.00% 10/1/37 (BAM)	550,000	649,864
4.00% 10/1/38 (BAM)	650,000	765,349
4.00% 10/1/39 (BAM)	425,000	499,596
Oregon State Facilities Authority Revenue
(Willamette University Projects) Series A 4.00% 10/1/51	1,500,000	1,739,010
Rhode Island Health and Educational Building Revenue
(University of Rhode Island) Series B 5.25% 9/15/29 (AGC)	1,415,000	1,419,910
Town of Davie, Florida
(Nova Southeastern University Project) 5.00% 4/1/38	3,000,000	3,591,060
University of Texas System Board of Regents
Series B 5.00% 8/15/49	10,100,000	15,927,902
Virginia College Building Authority Revenue
(The Washington and Lee University Project) 5.75% 1/1/34	300,000	447,006
		83,725,455
Electric Revenue Bonds — 3.74%
Electric and Gas Systems Revenue San Antonio, Texas
5.25% 2/1/24	2,500,000	2,831,225
Long Island, New York Power Authority Electric System Revenue
5.00% 9/1/47	1,605,000	1,957,843
Series B 5.00% 9/1/41	3,000,000	3,595,950
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	4,800,000	4,596,000
Series A 5.05% 7/1/42 ‡	130,000	124,475
Series A 6.75% 7/1/36 ‡	2,270,000	2,227,437
NQ-011 [5/21] 7/21 (1710449)    5

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series AAA 5.25% 7/1/25 ‡	75,000	$72,000
Series CCC 5.25% 7/1/27 ‡	2,625,000	2,520,000
Series TT 5.00% 7/1/32 ‡	3,165,000	3,030,487
Series WW 5.00% 7/1/28 ‡	1,205,000	1,153,788
Series WW 5.25% 7/1/33 ‡	3,250,000	3,120,000
Series WW 5.50% 7/1/38 ‡	2,170,000	2,088,625
Series XX 4.75% 7/1/26 ‡	265,000	252,744
Series XX 5.25% 7/1/40 ‡	3,780,000	3,628,800
Series XX 5.75% 7/1/36 ‡	940,000	907,100
Series ZZ 4.75% 7/1/27 ‡	210,000	200,288
Series ZZ 5.25% 7/1/24 ‡	105,000	100,800
Salt River, Arizona Project Agricultural Improvement & Power District Electric Systems Revenue
(Salt River Project Electric System) Series A 5.00% 1/1/30	6,000,000	7,575,180
Utah Associated Municipal Power Systems Revenue
(San Juan Project) 5.50% 6/1/22	500,000	501,880
		40,484,622
Healthcare Revenue Bonds — 12.89%
Alachua County, Florida Health Facilities Authority
(Oak Hammock University) Series A 8.00% 10/1/42	1,000,000	1,082,240
Allegheny County, Pennsylvania Hospital Development Authority Revenue
(Allegheny Health Network Obligated Group Issue)
Series A 4.00% 4/1/44	50,000	56,614
Series A 5.00% 4/1/47	1,850,000	2,238,574
Apple Valley Senior Living Revenue
(Minnesota Senior Living LLC Project)
Series B 5.00% 1/1/47	2,380,000	1,662,073
Series D 7.25% 1/1/52	2,590,000	1,999,843
Arizona Industrial Development Authority Revenue
(2nd Tier - Great Lakes Senior Living Communities LLC Project)
Series B 5.00% 1/1/49	400,000	390,048
Series B 5.125% 1/1/54	470,000	460,854

6    NQ-011 [5/21] 7/21 (1710449)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Arizona Industrial Development Authority Revenue

(Great Lakes Senior Living Communities LLC Project) Series A 5.00% 1/1/54	1,070,000	$1,084,145
(Phoenix Children's Hospital) Series A 4.00% 2/1/50	2,500,000	2,893,925
California Health Facilities Financing Authority Revenue
(Kaiser Permanente) Series A-2 5.00% 11/1/47	7,855,000	11,906,216
(Sutter Health)
Series A 5.00% 11/15/31	100,000	125,796
Series A 5.00% 11/15/38	1,000,000	1,247,940
California Municipal Finance Authority Revenue
(Community Medical Centers) Series A 5.00% 2/1/42	2,650,000	3,170,884
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group) Series A 4.00% 11/15/43	3,000,000	3,522,360
(American Baptist) 8.00% 8/1/43	2,170,000	2,321,878
(CommonSpirit Health)
Series A-1 5.00% 8/1/29	250,000	323,710
Series A-2 4.00% 8/1/49	5,250,000	5,947,830
Series A-2 5.00% 8/1/44	3,000,000	3,709,290

(Mental Health Center Denver Project) Series A 5.75% 2/1/44	1,875,000	2,014,444
Cuyahoga County, Ohio
(The Metro Health System)
5.25% 2/15/47	2,370,000	2,785,224
5.50% 2/15/57	3,000,000	3,554,970
Douglas County, Nebraska Hospital Authority No. 3 Health Facilities Revenue
(Nebraska Methodist Health System) 5.00% 11/1/24	130,000	149,608
Escambia County, Florida Health Facilities Authority Revenue
(Bapist Health Care Corporation Obligated Group) Series A 4.00% 8/15/50	3,660,000	4,189,492
Glendale, Arizona Industrial Development Authority Revenue
(Royal Oaks Inspirata Pointe Project) Series A 5.00% 5/15/56	2,500,000	2,817,000
NQ-011 [5/21] 7/21 (1710449)    7

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Hamilton County, Ohio Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical Center) Series CC 5.00% 11/15/49	7,010,000	$10,993,643
Illinois Finance Authority Revenue
(The Admiral at the Lake Project) 5.50% 5/15/54	375,000	389,816
Lake County, Florida Retirement Facility Revenue
(Lakeside At Waterman Village Project) Series A 5.75% 8/15/50	500,000	542,850
Lake County, Ohio Port & Economic Development Authority
(Tapestry Wicklife, LLC Project) Series A 144A 6.75% 12/1/52 #, ‡	1,300,000	461,500
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
(The Glen Retirement System Project) Series A 5.00% 1/1/49	2,500,000	2,423,500
Maricopa County, Arizona Industrial Development Authority Senior Living Facility Revenue Bonds
(Christian Care Surprise, Inc. Project) 144A 6.00% 1/1/48 #	1,195,000	1,231,985
Maryland Health & Higher Educational Facilities Authority Revenue
(Adventist Healthcare Obligated) Series A 5.50% 1/1/46	2,000,000	2,363,300
Miami-Dade County, Florida Health Facilities Authority Revenue
(Miami Children's Hospital Project) Series A 5.25% 8/1/21	95,000	95,344
(Nicklaus Children's Hospital Project) 5.00% 8/1/42	1,500,000	1,817,160
Monroe County, New York Industrial Development
(Rochester Regional Health Project)
Series A 3.00% 12/1/40	2,100,000	2,206,701
Series A 4.00% 12/1/46	6,560,000	7,529,502
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Foulkeways At Gwynedd Project) 5.00% 12/1/46	1,500,000	1,646,280
8    NQ-011 [5/21] 7/21 (1710449)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 6.125% 7/1/50	2,250,000	$2,419,493
Nash Health Care Systems Revenue, North Carolina
5.50% 11/1/26 (AGM)	1,000,000	1,003,810
New Hampshire Business Finance Authority Revenue
(Springpoint Senior Living Project)
4.00% 1/1/41	1,000,000	1,115,900
4.00% 1/1/51	2,500,000	2,761,700
New Hampshire Health and Education Facilities Authority Revenue
(Catholic Medical Center Issue) 5.00% 7/1/27	120,000	125,184
New Hope, Texas Cultural Education Facilities Finance
(Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project) Series A1 5.00% 7/1/46	125,000	130,750
(Legacy Midtown Park Project) Series A 5.50% 7/1/54	2,250,000	2,379,510
New York State Dormitory Authority
(Orange Regional Medical Center)
144A 5.00% 12/1/34 #	400,000	485,780
144A 5.00% 12/1/35 #	1,300,000	1,577,134
144A 5.00% 12/1/37 #	800,000	969,288
Norfolk Economic Development Authority Revenue, Virginia
(Sentara Healthcare) Series B 5.00% 11/1/43	1,000,000	1,062,130
Ohio State Higher Educational Facility Commission Revenue
(Cleveland Clinic Health System Obligated Group) Series A 5.00% 1/1/26	100,000	102,614
Ohio State Hospital Facilities Revenue
(Cleveland Clinic Health System Obligated Group) Series A 5.00% 1/1/31	200,000	252,190
Orange County, New York Funding Corporation Assisted Living Residence Revenue
6.50% 1/1/46	2,900,000	2,929,174
NQ-011 [5/21] 7/21 (1710449)    9

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Oregon Health & Science University Revenue
(Capital Appreciation Insured) Series A 10.285% 7/1/21 (NATL) ^	400,000	$399,948
Palm Beach County, Florida Health Facilities Authority Revenue
(Sinai Residences Boca Raton Project) Series A 7.50% 6/1/49	650,000	695,903
(Sinai Residences of Boca Raton Project) Series A 7.25% 6/1/34	10,000	10,708
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	3,285,000	1,938,150
Series A 144A 6.75% 12/1/53 #, ‡	3,765,000	2,221,350
Pennsylvania Higher Educational Facilities Authority Revenue
(Thomas Jefferson University) Series A 5.00% 9/1/45	2,000,000	2,278,060
(University Of Pennsylvania Health System) 4.00% 8/15/49	5,000,000	5,793,150
Rochester, Minnesota
(The Homestead at Rochester) Series A 6.875% 12/1/48	2,500,000	2,688,900
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project) Series A 5.50% 11/15/49	4,000,000	4,139,160
Tarrant County, Texas Cultural Education Facilities Finance Corporation Retirement Facility Revenue
(Buckner Senior Living - Ventana Project) 6.625% 11/15/37	1,100,000	1,259,093
Tempe, Arizona Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/46	1,000,000	1,013,480
(Mirabella at ASU Project) Series A 144A 6.125% 10/1/52 #	1,830,000	1,995,249
University of North Carolina at Chapel Hill
5.00% 2/1/46	500,000	591,260
Washington State Housing Finance Commission
(Heron's Key Senior Living) Series A 144A 7.00% 7/1/45 #	5,095,000	5,636,700
10    NQ-011 [5/21] 7/21 (1710449)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Wisconsin Health & Educational Facilities Authority Revenue
(Fort Healthcare, Inc.) 5.00% 5/1/25	100,000	$111,337
		139,443,644
Housing Revenue Bonds — 0.09%
Massachusetts Housing Finance Agency
Series A 5.25% 12/1/35 (FHA)	695,000	699,893
Minnesota Housing Finance Agency
(Rental Housing) Series A 5.05% 8/1/31	300,000	301,668
		1,001,561
Lease Revenue Bonds — 4.91%
Arizona Industrial Development Authority Revenue
(Lincoln South Beltway Project) 5.00% 2/1/30	150,000	196,928
California Pollution Control Financing Authority Revenue
(San Diego County Water Authority Desalination Project Pipeline) 144A 5.00% 7/1/39 #	1,250,000	1,516,450
Concord City, California
(2021 Capital Improvement Project) 2.125% 4/1/41	3,120,000	2,999,537
Connecticut State Health & Educational Facilities Authority Revenue
(Supported Child Care) Series A 5.00% 7/1/28	1,000,000	1,003,520
Golden State, California Tobacco Securitization Corporate Enhanced Settlement Revenue
(Asset-Backed Bonds) Series A 4.00% 6/1/31	100,000	113,403
Kansas City, Missouri
(Downtown Streetcar Project) Series A 5.00% 9/1/34	4,000,000	4,012,680
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project)
Series A 4.00% 6/15/50	2,000,000	2,296,740
Series A 5.00% 6/15/50	2,850,000	3,494,584
Series A 5.00% 6/15/57	1,620,000	1,917,416
NQ-011 [5/21] 7/21 (1710449)    11

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Minnesota Housing Finance Agency
(State Appropriation) 5.00% 8/1/31	250,000	$251,952
New Jersey Economic Development Authority
Series WW 5.25% 6/15/30	150,000	174,190
(State Government Buildings Project) Series A 5.00% 6/15/47	2,250,000	2,689,245
New Jersey Transportation Trust Fund Authority
(Federal Highway Reimbursement Revenue) Series A 5.00% 6/15/31	100,000	118,124
(Transportation Program)
Series AA 4.00% 6/15/50	12,055,000	13,722,930
Series AA 5.00% 6/15/24	5,000,000	5,249,350
Series AA 5.00% 6/15/29	1,000,000	1,268,050
New York City, New York Industrial Development Agency Airport Facilities Revenue
(Trips Obligated Group) Series A 5.00% 7/1/22 (AMT)	40,000	42,140
New York City, New York Transitional Finance Authority Building Aid Revenue
Series S-1 5.00% 7/15/37	5,000,000	5,253,200
Phoenix City, Arizona Civic Improvement
(Junior Lien Water System) Series A 5.00% 7/1/45	4,000,000	5,284,400
Poplar Bluff, Missouri
2.50% 10/1/41	1,000,000	1,000,140
2.625% 10/1/46	465,000	463,735
Public Finance Authority, Wisconsin Airport Facilities Revenue
(Trips Obligated Group) Series B 5.00% 7/1/22 (AMT)	55,000	56,296
		53,125,010
Local General Obligation Bonds — 4.99%
Chicago, Illinois
Series A 5.25% 1/1/29	2,085,000	2,286,745
Series A 5.50% 1/1/49	1,000,000	1,217,380
Series A 6.00% 1/1/38	525,000	639,072
Chicago, Illinois Board of Education
5.00% 4/1/42	1,160,000	1,338,315
5.00% 4/1/46	1,185,000	1,357,915
Los Angeles, California Community College District
Series C 5.00% 8/1/25	2,500,000	2,984,975
12    NQ-011 [5/21] 7/21 (1710449)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Mecklenburg County, North Carolina
Series A 5.00% 4/1/25	2,500,000	$2,944,150
Series A 5.00% 9/1/25	8,000,000	9,557,040
Montgomery County, Pennsylvania
Series A 5.00% 1/1/37	2,490,000	3,339,638
New York City, New York
Fiscal 2021 Series C 5.00% 8/1/43	1,500,000	1,913,385
Series E 5.00% 3/1/41	100,000	122,758
Series E-1 5.00% 3/1/44	5,000,000	6,111,200
Series F-1 5.00% 4/1/45	5,355,000	6,545,684
Subseries B-1 5.00% 12/1/37	4,500,000	5,497,470
Subseries B-1 5.00% 12/1/41	5,000,000	6,096,250
Subseries D-1 4.00% 12/1/42	1,700,000	1,983,832
Subseries D-1 5.00% 10/1/36	20,000	20,309
		53,956,118
Pre-Refunded/Escrowed to Maturity Bonds — 3.77%
Arkansas University
(Fayetteville Campus) Series A 4.125% 11/1/30-21 §	250,000	254,203
Broward County, Florida Airport System Revenue
Series C 5.25% 10/1/30-23 §	5,000,000	5,589,250
California State University
Series A 5.00% 11/1/31-24 §	5,000	5,796
California Statewide Communities Development Authority Revenue
(Los Angeles Jewish Home for the Aging - Fountainview at Gonda) Series A 5.00% 8/1/34-22 §	300,000	323,196
Commonwealth of Massachusetts
Series E 5.00% 8/1/35-21 §	2,000,000	2,016,180
Indiana Municipal Power Agency
Series A 5.25% 1/1/32-23 §	250,000	276,307
Kent Hospital Finance Authority Revenue, Michigan
(Spectrum Health System) Series A 5.00% 11/15/29-21 §	1,000,000	1,022,360
Massachusetts Development Finance Agency Revenue
(Suffolk University Issue) 4.00% 7/1/51	3,000,000	3,531,210
NQ-011 [5/21] 7/21 (1710449)    13

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Michigan State Building Authority Revenue
(Facilities Program) Series I-A 5.00% 10/15/29-21 §	1,000,000	$1,018,240
New York City, New York
Subseries D-1 5.00% 10/1/36-21 §	2,500,000	2,540,450
New York State Environmental Facilities Revenue
(Pooled Financing Program - Subordinated MFI Bonds) Series B 5.50% 10/15/27	500,000	645,070
North Carolina Eastern Municipal Power Agency
Series A 5.00% 1/1/25-22 §	320,000	336,963
Oklahoma State Turnpike Authority Revenue
(First Senior) 6.00% 1/1/22	13,535,000	13,995,867
Philadelphia, Pennsylvania Water & Wastewater Revenue
5.00% 11/1/28-22 §	1,000,000	1,068,620
Richmond, Virginia Public Utility Revenue
Series A 5.00% 1/15/38-23 §	500,000	539,630
Rockwall Independent School District, Texas
5.00% 2/15/46-25 (PSF) §	2,000,000	2,343,440
Southwestern Illinois Development Authority Revenue
(Memorial Group) 7.125% 11/1/43-23 §	2,120,000	2,471,093
University of Arizona Board of Regents
Series A 5.00% 7/1/28	55,000	57,916
University of Massachusetts Building Authority Revenue
Senior Series 2013-1 5.00% 11/1/39-22 §	1,000,000	1,069,360
Waterbury, Connecticut
Lot A 5.00% 12/1/32-23 §	1,000,000	1,120,840
Wisconsin State
Series 2 5.00% 5/1/25-22 §	10,000	10,445
Series 2 5.00% 5/1/25-22 §	490,000	512,065
		40,748,501
14    NQ-011 [5/21] 7/21 (1710449)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Resource Recovery Revenue Bond — 0.19%
Union County, New Jersey Improvement Authority Revenue
(Aries Linden, LLC Project) 144A 6.75% 12/1/41 (AMT) #	1,950,000	$2,043,249
		2,043,249
Special Tax Revenue Bonds — 14.39%
Central Puget Sound Regional Transit Authority, Washington
Series P1 5.00% 2/1/27	325,000	335,358
Conley Road Transportation Development District, Missouri
5.375% 5/1/47	2,200,000	2,285,866
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	11,193,682	9,878,424
Illinois State
First Series 6.00% 6/15/26 (NATL)	1,000,000	1,247,420
Louisiana State Highway Improvement Revenue
Series A 5.00% 6/15/29-24 §	200,000	228,518
Massachusetts School Building Authority
Series C 5.00% 8/15/31	2,500,000	2,962,750
Metropolitan Transportation Authority Revenue, New York
(Climate Bond Certified) Series B-2 5.00% 11/15/36	2,000,000	2,393,440
New Jersey Economic Development Authority Revenue
(Cigarette Tax) 5.00% 6/15/28	2,695,000	2,787,465
New York City, New York Transitional Finance Authority
(Future Tax Secured Fiscal 2014) Series A-1 5.00% 11/1/42	10,000,000	11,050,400
New York City, New York Transitional Finance Authority Building Aid Revenue
Subordinate Subseries S-3A 5.00% 7/15/28	100,000	128,606
Subordinate Subseries S-3A 5.00% 7/15/37	2,500,000	3,141,200
New York State Dormitory Authority Revenue
Series A 5.00% 2/15/31	100,000	122,841
Series A 5.00% 3/15/39	4,000,000	4,917,240
Series A 5.00% 3/15/42	2,000,000	2,449,340
Series B 5.00% 3/15/34	5,000,000	5,185,800
NQ-011 [5/21] 7/21 (1710449)    15

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York State Urban Development Revenue
(General Purpose)
Series A 5.00% 3/15/37	3,000,000	$3,772,920
Series E 4.00% 3/15/38	2,755,000	3,295,421
Public Finance Authority, Wisconsin
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	2,155,000	2,488,378
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	1,456,000	1,636,107
Series A-1 4.75% 7/1/53	21,723,000	24,420,128
Series A-1 4.91% 7/1/51 ^	15,600,000	3,689,088
Series A-1 5.00% 7/1/58	26,687,000	30,444,530
Series A-1 5.149% 7/1/46 ^	32,400,000	10,548,468
Series A-2 4.329% 7/1/40	8,194,000	9,091,407
Series A-2 4.329% 7/1/40	4,289,000	4,758,731
Series A-2 4.784% 7/1/58	7,930,000	8,910,148
Sales Tax Securitization, Illinois
Series A 5.00% 1/1/40	150,000	181,196
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A) Series 2015A 5.75% 9/1/32	3,310,000	3,360,875
		155,712,065
State General Obligation Bonds — 12.74%
California State
(Various Purpose)
4.00% 3/1/36	5,000,000	6,111,182
5.00% 8/1/27	2,500,000	3,070,725
5.00% 3/1/30	5,000,000	5,836,600
5.00% 4/1/32	1,450,000	2,010,962
5.00% 4/1/37	5,000,000	5,422,100
5.00% 10/1/47	2,145,000	2,566,814
Commonwealth of Massachusetts
Series A 5.50% 8/1/30 (AMBAC)	1,000,000	1,391,970
Commonwealth of Puerto Rico
Series A 5.25% 7/1/27 ‡	50,000	45,000
Series A 5.25% 7/1/30 ‡	6,000,000	5,400,000
Series A 8.00% 7/1/35 ‡	8,485,000	6,851,637
Unrefunded Series B 5.00% 7/1/35 ‡	1,295,000	1,162,263
16    NQ-011 [5/21] 7/21 (1710449)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Commonwealth of Puerto Rico
(Public Improvement)
Series A 5.00% 7/1/24 ‡	1,905,000	$1,709,737
Series A 5.00% 7/1/41 ‡	4,360,000	3,509,800
Series A 5.125% 7/1/37 ‡	13,810,000	11,445,037
Series A 5.25% 7/1/22 ‡	1,820,000	1,638,000
Series A 5.25% 7/1/31 ‡	1,270,000	1,143,000
Series A 5.25% 7/1/34 ‡	1,565,000	1,408,500
Series A 5.375% 7/1/33 ‡	880,000	785,400
Series A 5.50% 7/1/39 ‡	2,835,000	2,395,575
Series A 5.75% 7/1/28 ‡	1,945,000	1,648,388
Series A 6.00% 7/1/38 ‡	545,000	495,269
Connecticut State
Series B 5.00% 6/15/35	2,475,000	2,883,028
Series E 5.00% 9/15/35	2,500,000	3,149,625
Series E 5.00% 9/15/37	2,250,000	2,821,208
Delaware State
Series A 5.00% 1/1/27	200,000	249,064
Florida State
(Department Of Transportation Right-of-Way Acquisition and Bridge Construction)
Series A 4.00% 7/1/33	2,645,000	3,190,796
Series A 4.00% 7/1/34	3,660,000	4,404,517
Illinois State
5.00% 1/1/28	35,000	40,789
5.00% 5/1/36	500,000	549,150
5.00% 11/1/36	1,850,000	2,149,238
5.00% 2/1/39	2,060,000	2,239,632
5.25% 2/1/30	3,695,000	4,083,012
5.25% 2/1/32	1,250,000	1,377,375
5.25% 2/1/33	785,000	863,272
5.50% 5/1/39	5,000,000	6,419,350
Series A 4.00% 12/1/33	1,010,000	1,134,876
Series A 5.00% 3/1/37	2,000,000	2,543,020
Series A 5.00% 4/1/38	915,000	972,938
Series A 5.125% 12/1/29	40,000	48,943
Series B 4.00% 10/1/35	150,000	174,678
Series C 4.00% 10/1/37	75,000	86,786
Series D 5.00% 11/1/27	3,500,000	4,311,335

(Rebuild Illinois Program) Series B 4.00% 11/1/39	13,700,000	15,584,709
NQ-011 [5/21] 7/21 (1710449)    17

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Maryland State
Series A 5.00% 3/15/26	5,000,000	$6,067,250
Series A 5.00% 3/15/28	3,000,000	3,847,620
New York State
Series E 4.00% 12/15/27-21 §	200,000	204,234
Oregon State
(Article XI-Q State Projects) Series A 5.00% 5/1/28	100,000	128,578
Texas State
(Transportation Commission Mobility) Series A 5.00% 10/1/33	1,755,000	2,187,414
		137,760,396
Transportation Revenue Bonds — 18.30%
Broward County, Florida Airport System Revenue
Series A 4.00% 10/1/49 (AMT)	5,000,000	5,716,750
Series A 5.00% 10/1/33 (AMT)	100,000	127,431
California Municipal Finance Authority Revenue
(LINXS APM Project) Series A 5.00% 12/31/47 (AMT)	100,000	121,355
Central Florida Expressway Authority Senior Lien Revenue
Series A 5.00% 7/1/33	100,000	129,567
Charlotte, North Carolina Airport Revenue
Series A 3.00% 7/1/46	875,000	943,197
Chicago, Illinois Midway International Airport
Series A 5.00% 1/1/28 (AMT)	2,125,000	2,358,410
Chicago, Illinois O'Hare International Airport
Series A 5.00% 1/1/37 (AMT)	1,690,000	2,093,741
Series A 5.00% 1/1/38 (AMT)	600,000	741,642
Series B 5.00% 1/1/32	100,000	115,537
Series B 5.00% 1/1/33	2,345,000	2,709,343
Series D 5.25% 1/1/30	150,000	161,554
Series D 5.25% 1/1/42	2,000,000	2,465,480
Chicago, Illinois Transit Authority Revenue
Series A 4.00% 12/1/50	2,000,000	2,284,260
Series A 5.00% 12/1/45	2,000,000	2,475,880
Dallas Fort Worth International Airport, Texas
Series B 5.00% 11/1/26	200,000	213,574
Dallas, Texas Fort Worth International Airport Revenue
Series F 5.25% 11/1/30	5,000,000	5,585,850
18    NQ-011 [5/21] 7/21 (1710449)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Denver City & County, Colorado Airport System Revenue
Series A 5.00% 12/1/43 (AMT)	6,000,000	$7,357,920
Harris County, Texas Toll Road Authority
Senior Lien Series A 5.00% 8/15/27	3,750,000	4,725,675
Love Field Airport Modernization, Texas General Airport Revenue Bonds
5.00% 11/1/35 (AMT)	1,000,000	1,207,870
5.00% 11/1/36 (AMT)	1,000,000	1,207,970
Massachusetts Port Authority Revenue
Series A 5.00% 7/1/37 (AMT)	4,000,000	5,025,160
Series A 5.00% 7/1/39 (AMT)	2,945,000	3,683,430
Series A 5.00% 7/1/40 (AMT)	1,825,000	2,278,786
Metropolitan Nashville, Tennessee Airport Authority
Series A 5.00% 7/1/45	5,020,000	5,860,599
Metropolitan Transportation Authority Revenue, New York
Series D 5.00% 11/15/33	1,485,000	1,836,188
(Green Bonds) Series C-1 5.25% 11/15/55	750,000	935,520
Metropolitan Washington, D.C. Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail and Capital Improvement Projects) Series B 4.00% 10/1/49	4,280,000	4,900,600
Montgomery County, Texas Toll Road Authority Revenue
(Senior Lien) 5.00% 9/15/37	1,750,000	1,996,102
New Jersey Turnpike Authority
Series A 5.00% 1/1/28	5,000,000	5,684,900
Series E 5.00% 1/1/45	6,000,000	6,849,600
New York Transportation Development Corporation Special Facilities Revenue
(Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project)
4.375% 10/1/45 (AMT)	12,800,000	15,192,960
5.00% 10/1/40 (AMT)	1,600,000	2,022,944

(LaGuardia Airport Terminal B Redevelopment Project) Series A 5.00% 7/1/46 (AMT)	3,000,000	3,394,770
NQ-011 [5/21] 7/21 (1710449)    19

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York Transportation Development Corporation Special Facilities Revenue
(Terminal 4 John F. Kennedy International Airport Project)
Series A 4.00% 12/1/40 (AMT)	1,545,000	$1,811,281
Series A 5.00% 12/1/36 (AMT)	1,000,000	1,280,950
Series C 4.00% 12/1/39	680,000	812,056
Series C 4.00% 12/1/41	760,000	902,887
Series C 5.00% 12/1/29	205,000	267,652
North Carolina Turnpike Authority Revenue
5.00% 1/1/36 (AGM)	3,000,000	3,784,680
North Texas Tollway Authority Revenue
(1st Tier) Series B 5.00% 1/1/40	2,000,000	2,142,880
(2nd Tier) Series A 5.00% 1/1/34	5,000,000	5,767,250
Series A 4.00% 1/1/38	225,000	244,071
Series A 5.00% 1/1/43	7,000,000	8,506,260
Ohio Turnpike & Infrastructure Commission
(Infrastructure Projects) Series A-1 5.00% 2/15/28	300,000	323,376
Pennsylvania Turnpike Commission Revenue
Series A-2 5.00% 12/1/43	2,000,000	2,493,980
Series C 5.00% 12/1/44	1,000,000	1,143,260
Phoenix City, Arizona Civic Improvement Airport Revenue
Series B 5.00% 7/1/49 (AMT)	5,000,000	6,168,600
Regional Transportation District, Colorado
(Denver Transit Partners Eagle P3 Project)
Series A 4.00% 7/15/36	5,925,000	7,101,824
Series A 4.00% 7/15/40	2,670,000	3,517,164
Salt Lake City, Utah Airport Revenue
Series A 5.00% 7/1/36 (AMT)	4,000,000	4,914,160
Series B 5.00% 7/1/42	3,450,000	4,224,628
San Francisco, California City International Airport Commission
Series A 5.00% 5/1/44 (AMT)	5,000,000	6,172,550
South Jersey Port, New Jersey
(Subordinated Marine Terminal)
Series A 5.00% 1/1/49	475,000	565,967
Series B 5.00% 1/1/42 (AMT)	1,450,000	1,692,977
Series B 5.00% 1/1/48 (AMT)	6,035,000	6,994,082
20    NQ-011 [5/21] 7/21 (1710449)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Texas Private Activity Bond Surface Transportation Corporate Senior Lien
(NTE Mobility Partners Segments 3 LLC Segment 3A and 3B Facility)
6.75% 6/30/43 (AMT)	2,605,000	$2,957,613
7.00% 12/31/38 (AMT)	1,915,000	2,186,279

(NTE Mobility Partners Segments 3 LLC Segment 3C Project) 5.00% 6/30/58 (AMT)	10,000,000	12,270,800
Texas Transportation Commission, Central Texas Turnpike System Revenue
(Second Tier Revenue) Series C 5.00% 8/15/29	100,000	113,143
Triborough Bridge & Tunnel Authority Revenue,New York
(MTA Bridges and Tunnels) Series A 5.00% 11/15/49	85,000	108,581
Virginia Small Business Financing Authority Revenue
(Transform 66 P3 Project) 5.00% 12/31/56 (AMT)	1,220,000	1,464,000
Washington, Metropolitan Area Transit Authority Revenue, Columbia
5.00% 7/1/43	1,000,000	1,208,370
Wayne County, Michigan Airport Authority
(Detroit Metropolitan Wayne County Airport)
Series A 5.00% 12/1/42	2,500,000	2,669,375
Series D 5.00% 12/1/45 (AGM)	750,000	886,597
Westchester County, New York Industrial Development Agency
(Million Air Two LLC General Aviation Facilities Project) Series A 144A 7.00% 6/1/46 (AMT) #	775,000	833,451
		197,935,309
Water & Sewer Revenue Bonds — 0.49%
Chicago, Illinois Waterworks Revenue
(2nd Lien) 5.00% 11/1/28	70,000	85,504
Guam Government Waterworks Authority
Series A 5.00% 1/1/50 (Guam)	2,000,000	2,442,460
NQ-011 [5/21] 7/21 (1710449)    21

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Mississippi Development Bank
(Jackson Water and Sewer System Revenue Bond Project) 6.75% 12/1/30 (AGM)	1,000,000	$1,142,040
Saginaw, Michigan Water Supply System Revenue
Series A 5.00% 7/1/31 (AGM)	500,000	504,000
Toledo, Ohio Water System Revenue
5.00% 11/15/38	1,000,000	1,084,810
		5,258,814
Total Municipal Bonds (cost $967,366,052)		1,075,865,101
	Principal amount
Short-Term Investments — 0.96%
Variable Rate Demand Notes — 0.96%¤
Los Angeles Department of Water & Power Revenue
Series A 0.01% 7/1/45 (SPA - TD Bank N.A.)	5,070,000	5,070,000
Minneapolis–St. Paul Housing & Redevelopment Authority Health Care Revenue
(Allina Health System) Series B-1 0.01% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	2,200,000	2,200,000
Mississippi Business Finance Corporation Gulf Opportunity Zone Industrial Development Revenue
(Chevron U.S.A. Inc. Project)
Series C 0.01% 12/1/30	1,640,000	1,640,000
Series E 0.01% 12/1/30	850,000	850,000
Series I 0.01% 11/1/35	650,000	650,000
Total Short-Term Investments (cost $10,410,000)		10,410,000
Total Value of Securities—100.42% (cost $977,776,052)		1,086,275,101

Liabilities Net of Receivables and Other Assets—(0.42)%		(4,500,142)
Net Assets Applicable to 86,639,245 Shares Outstanding—100.00%		$1,081,774,959
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
22    NQ-011 [5/21] 7/21 (1710449)

(Unaudited)
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2021, the aggregate value of Rule 144A securities was $82,257,164, which represents 7.60% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2021.
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
FHA – Federal Housing Administration
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
NQ-011 [5/21] 7/21 (1710449)    23

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)
Summary of abbreviations: (continued)
PSF – Guaranteed by Permanent School Fund
SPA – Stand-by Purchase Agreement
24    NQ-011 [5/21] 7/21 (1710449)